INCOME TAXES - Narratives (Details) ¥ in Millions, $ in Millions	12 Months Ended										60 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2027
Income tax
Effective tax rate (in %)			25.00%	25.00%	25.00%	25.00%
Percentage of reduction for the first RMB 3 million of taxable income (in %)											75.00%
Income (loss) before income taxes
(Loss) income before income taxes			¥ 4,805	$ 659	¥ 5,349	¥ (1,606)
CHINA
Income tax
Effective tax rate (in %)			25.00%	25.00%	25.00%	25.00%
Preferential income tax rate (in %)			20.00%	20.00%
Percentage of reduction for the first RMB 1 million of taxable income (in %)						87.50%
Percentage of reduction for annual taxable income between RMB 1 million and 3 million (in %)						75.00%
Income (loss) before income taxes
PRC including Hong Kong and Taiwan			¥ 5,414		¥ 5,833	¥ (483)
Germany
Income tax
Effective tax rate (in %)			15.00%	15.00%
Effective income tax rate including solidarity surcharge (in %)			15.825%	15.825%
Income (loss) before income taxes
Income taxes foreign			¥ (857)		(463)	(410)
Germany | Minimum
Income tax
Municipal Trade Tax (in %)			7.00%	7.00%
Germany | Maximum
Income tax
Municipal Trade Tax (in %)			21.00%	21.00%
All others
Income (loss) before income taxes
Income taxes foreign			¥ 248		¥ (21)	¥ (713)
All others | Minimum
Income tax
Effective tax rate (in %)			9.00%	9.00%
All others | Maximum
Income tax
Effective tax rate (in %)			25.00%	25.00%
Jizhu Shanghai | CHINA
Income tax
Effective tax rate (in %)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Huazhu Cloud | CHINA
Income tax
Effective tax rate (in %)							15.00%	15.00%	15.00%
Preferential income tax rate (in %)			15.00%	15.00%	15.00%	15.00%